Capital Structure, Financial Risk and Related Items - Assets and Liabilities in Foreign Currency (Details) - DKK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Central rate committed to maintain	7.46
Positive fluctuation in exchange rate	2.25%
Negative fluctuation in exchange rate	(2.25%)
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Estimated impact for net profit before tax due to increase or decrease In exchange rate	kr 2.7	kr 2.2